Shareholder Report, Average Annual Return (Details) 190283_Aptus Collared Investment Opportunity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	82 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Aptus Collared Investment Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Collared Investment Opportunity ETF NAV
Average Annual Return, Percent	17.90%	9.60%	10.11%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	15.62%